Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	254,093,247.05	18,152
Yield Supplement Overcollateralization Amount 06/30/22	5,150,811.98	0
Receivables Balance 06/30/22	259,244,059.03	18,152
Principal Payments	12,133,825.57	339
Defaulted Receivables	214,124.40	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	4,765,151.88	0
Pool Balance at 07/31/22	242,130,957.18	17,802

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.94%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,895,761.09	211
Past Due 61-90 days	933,577.21	46
Past Due 91-120 days	106,259.87	8
Past Due 121+ days	0.00	0
Total	4,935,598.17	265

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	202,611.42
Aggregate Net Losses/(Gains) - July 2022	11,512.98
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	0.10%
Second Prior Net Losses/(Gains) Ratio	-0.08%
Third Prior Net Losses/(Gains) Ratio	-0.19%
Four Month Average	-0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.69%
Weighted Average Contract Rate, Yield Adjusted	6.22%
Weighted Average Remaining Term	33.12

Flow of Funds	$ Amount
Collections	13,325,908.03
Investment Earnings on Cash Accounts	4,088.44
Servicing Fee	(216,036.72)
Transfer to Collection Account	-
Available Funds	13,113,959.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	331,503.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,562,609.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	728,366.23

Total Distributions of Available Funds	13,113,959.75

Servicing Fee	216,036.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	248,693,566.20
Principal Paid	11,962,289.87
Note Balance @ 08/15/22	236,731,276.33

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2a
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2b
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	119,793,566.20
Principal Paid	11,962,289.87
Note Balance @ 08/15/22	107,831,276.33
Note Factor @ 08/15/22	32.0192643%

Class A-4
Note Balance @ 07/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	80,300,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	32,400,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	16,200,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	423,303.65
Total Principal Paid	11,962,289.87
Total Paid	12,385,593.52

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	195,662.82
Principal Paid	11,962,289.87
Total Paid to A-3 Holders	12,157,952.69

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3929557
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1046758
Total Distribution Amount	11.4976315

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5809984
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.5206517
Total A-3 Distribution Amount	36.1016501

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	548.61
Noteholders' Principal Distributable Amount	451.39

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,699,840.43
Investment Earnings	3,516.57
Investment Earnings Paid	(3,516.57)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,072,033.81	$968,512.27	$779,070.45
Number of Extensions	62	52	38
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.36%	0.27%